Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2018
Investments in associates and joint ventures [abstract]
Investments in associates and joint ventures
8	Investments in associates and joint ventures

	2018	2017

Beginning of the year	19,517,623	19,632,113
Capital injections in associates and joint ventures	463,258	301,916
Business combination	-	1,021,566
Transfer from available-for-sale	—	91,800
Transfer to subsidiaries(Note 41(b))	(1,314,040)	(736,725)
Share of net profit less loss	1,823,415	425,215
Share of other comprehensive (loss)/income	(531,186)	121,208
Currency translation differences	45,762	(142,226)
Share of other capital reserve of equity-method investees	(80,543)	-
Dividends	(370,325)	(835,279)
Elimination of unrealised profits on transactions with equity-method investees	-	(361,965)

End of the year	19,553,964	19,517,623

As at 31 December 2018, investments in associates and joint ventures of the Company and its subsidiaries are unlisted except for Shenzhen Energy Corporation Limited (“SECL”) which is listed on the Shenzhen Stock Exchange. The following list contains only the particulars of material associates and joint ventures:

				Percentage of equity interest held
Name	Country of incorporation	Registered capital	Business nature and scope of operation	Direct	Indirect[1]

Associates:
SECL*	PRC	RMB3,964,491,597	Energy and investment in related industries	25.02%	-
Hebei Hanfeng Power Generation Limited Liability Company (“Hanfeng Power”)	PRC	RMB1,975,000,000	Power generation	40%	-
Huaneng Finance	PRC	RMB5,000,000,000	Provision for financial service including fund deposit services, lending, finance lease arrangements, notes discounting and entrusted loans and investment arrangement within Huaneng Group	20%	-
Huaneng Sichuan Hydropower Co., Ltd. (“Sichuan Hydropower”)	PRC	RMB1,469,800,000	Development, investment, construction, operation and management of hydropower	49%	-
China Huaneng Group Fuel Co., Ltd. (“Huaneng Group Fuel Company”) **	PRC	RMB3,000,000,000	Wholesale of coal, import and export of coal	50%	-
Hainan Nuclear Power Limited Liability Company (“Hainan Nuclear”)	PRC	RMB4,831,460,000	Construction and operation of nuclear power plants; production and sales of electricity and related products	30%	-

Joint ventures:
Shanghai Time Shipping Co., Ltd. (“Shanghai Time Shipping”)	PRC	RMB1,200,000,000	International and domestic sea transportation	50%	-
Jiangsu Nantong Power Generation Co., Ltd. (“Jiangsu Nantong Power”)	PRC	RMB1,596,000,000	Operation and Management of power generation plants and transportation related projects	-	35%

[1]	The indirect percentage of equity interest held represents the effective ownership interest of the Company and its subsidiaries.

*	As at 31 December 2018, the fair value of the Company’s shares in SECL was RMB5,207 million (2017: RMB6,010 million).

**
In accordance with the articles of the association of the investee, the Company could only exercise significant influence on the investee and therefore accounts for the investment under the equity method.

All the above associates and joint ventures are accounted for under the equity method in the consolidated financial statements.
Summarized financial information of the material associates, adjusted for any differences in accounting policies and acquisition adjustments, and reconciliation to the carrying amounts in the consolidated financial statements, are disclosed below:

	Sichuan Hydropower		SECL		Huaneng Finance		Hanfeng Power		Huaneng Group Fuel Company		Hainan Nuclear
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

Gross amounts of the associates’
Current assets	1,064,837	1,113,579	24,066,320	16,444,934	31,484,547	25,535,504	934,257	650,055	5,157,038	4,327,146	2,520,515	2,497,765
Non-current assets	14,472,981	14,590,921	62,798,620	56,079,321	20,106,246	20,786,497	1,810,145	2,246,412	3,928,269	4,102,426	22,091,197	22,490,989
Current liabilities	(3,903,679)	(2,477,362)	(24,141,930)	(20,447,190)	(44,560,156)	(39,588,213)	(642,355)	(795,815)	(2,900,223)	(1,778,075)	(2,490,271)	(3,409,360)
Non-current liabilities	(7,060,740)	(8,661,852)	(35,193,400)	(28,491,540)	(73,483)	(49,904)	(35,503)	(27,443)	(2,464,580)	(3,119,462)	(17,908,511)	(17,252,794)
Equity	4,573,399	4,565,286	27,529,610	23,585,525	6,957,154	6,683,884	2,066,544	2,073,209	3,720,504	3,532,035	4,212,930	4,326,600
-Equity attributable to shareholders	3,409,111	3,400,953	21,118,225	22,285,077	6,957,154	6,683,884	2,066,544	2,073,209	3,477,211	3,400,344	4,212,930	4,326,600
-Non-controlling interests	1,164,288	1,164,333	6,411,385	1,300,448	-	-	-	-	243,293	131,691	-	-

Revenue	2,242,269	2,247,781	18,518,430	13,908,949	1,610,768	1,393,211	2,232,700	2,073,209	20,568,107	17,166,036	2,626,882	2,504,379
Profit/(loss) from continuing operations attributable to shareholders	225,705	222,403	589,821	747,657	834,318	718,970	(6,665)	52,361	70,766	48,876	(392,000)	(535,361)
Other comprehensive (loss)/income attributable to shareholders	-	-	(1,117,524)	521,965	78,951	(28,099)	-	-	6,101	(6,654)	-	-
Total comprehensive income/(loss) attributable to shareholders	225,705	222,403	(527,703)	1,269,622	913,269	690,871	(6,665)	52,361	76,867	42,222	(392,000)	(535,361)
Dividend received from the associates	106,598	132,923	79,339	148,761	128,000	116,000	-	127,698	-	10,000	-	-

Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	3,409,111	3,400,953	21,118,225	22,285,077	6,957,154	6,683,884	2,066,544	2,073,209	3,477,211	3,400,344	4,212,930	4,326,600
The Company’s effective interest	49%	49%	25.02%	25.02%	20%	20%	40%	40%	50%	50%	30%	30%
The Company’s share of net assets attributable to shareholders of the associate	1,670,464	1,666,467	5,282,723	5,574,612	1,391,431	1,336,777	826,618	829,284	1,738,606	1,700,172	1,263,879	1,297,980
Impact of adjustments	207,586	207,586	1,161,810	1,161,810	-	-	293,082	293,082	16,521	16,521	14,076	14,076
Carrying amount in the consolidated financial statements	1,878,050	1,874,053	6,444,533	6,736,422	1,391,431	1,336,777	1,119,700	1,122,366	1,755,127	1,716,693	1,277,955	1,312,056

Summarized financial information of material joint ventures adjusted for any differences in accounting policies and acquisition adjustment, and reconciliation to the carrying amount in the consolidated financial statements, are disclosed below:

	Shanghai Time Shipping		Jiangsu Nantong Power
	2018	2017	2018	2017

Gross amounts of joint ventures’
Current assets	345,658	665,410	763,572	656,720
Non-current assets	4,335,923	4,663,530	5,399,783	5,739,860
Current liabilities	(2,151,722)	(3,316,709)	(2,826,652)	(2,939,371)
Non-current liabilities	(709,165)	(617,437)	(1,128,274)	(1,374,656)
Equity	1,820,694	1,394,794	2,208,429	2,082,553

Included in the above assets and liabilities:
Cash and cash equivalents	137,444	96,528	312,783	362,214
Current financial liabilities (excluding trade and other payables and provisions)	(1,953,156)	(2,987,937)	(2,158,919)	(2,404,331)
Non-current financial liabilities (excluding trade and other payables and provisions)	(709,164)	(617,437)	(1,128,274)	(1,352,000)

Revenue	2,423,130	3,532,065	3,287,872	3,451,983
Profit /(loss) from continuing operations	425,900	(139,780)	174,652	271,364
Other comprehensive income	-	-	-	-
Total comprehensive income/(loss)	425,900	(139,780)	174,652	271,364

Dividend received in cash from the joint ventures	-	-	24,387	724,453
Included in the above profit/(loss):
Depreciation and amortization	269,438	317,133	374,683	396,500
Interest income	1,456	1,406	1,485	1,810
Interest expense	139,180	157,851	163,914	130,028
Income tax expense	141,667	(45,741)	60,379	92,294

Reconciled to the interest in the joint ventures:
Gross amounts of net assets	1,820,694	1,394,794	2,208,429	2,082,553
The Company and its subsidiaries’ effective interest	50%	50%	50%	50%
The Company and its subsidiaries’ share of net assets	910,347	697,397	1,104,215	1,041,277
Impact of adjustments	18,324	18,324	-	-
Carrying amount in the consolidated financial statements	928,671	715,721	1,104,215	1,041,277

Aggregate information of associates and joint ventures that are not individually material:

	2018	2017

Aggregate carrying amount of individually immaterial associates and joint ventures in the consolidated financial statements	3,654,282	2,948,510

Aggregate amounts of the Company and its subsidiaries’ share of those associates and joint ventures
Profit from continuing operations	52,935	70,965
Total comprehensive income	53,197	70,965

As at 31 December 2018, the Company’s share of losses of an associates and a joint venture exceeded its interest in the associate and the joint venture and the unrecognised further losses amounted to RMB505 million (2017: RMB185 million).